ACCOUNTS RECEIVABLE AND OTHER (Details) In Millions, unless otherwise specified							0 Months Ended
	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD	Dec. 31, 2014 Special Purpose Entity USD ($)	Dec. 31, 2014 Special Purpose Entity CAD	Dec. 31, 2013 Special Purpose Entity USD ($)	Dec. 31, 2013 Special Purpose Entity CAD	Sep. 20, 2013 Special Purpose Entity Maximum USD ($)
Accounts receivable and other
Unbilled revenues	2,218	2,773
Trade receivables	1,168	1,154	378	439	380	404
Taxes receivable	522	200
Regulatory assets	567	54
Short-term portion of derivative assets	568	385
Prepaid expenses and deposits	103	123
Current deferred income taxes	245	120
Dividends receivable	26	26
Other	129	159
Allowance for doubtful accounts	(42)	(38)
Accounts receivable and other	5,504	4,956
Percentage of ownership in SPE to avail receivable owned by SPE	100.00%
Accumulated purchases, net of collections							$ 450